VisionTM New York VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life of NY Variable Account C and Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)

Updating Summary Prospectus
THE CONTRACT IS NO LONGER OFFERED FOR SALE TO NEW INVESTORS.
We continue to administer the in force Contracts. In addition, if you have Investment Protector or a 403(b)
Contract, we no longer accept additional Purchase Payments.

This Summary Prospectus summarizes key features of an individual flexible purchase payment variable deferred annuity contract (Contract). The Contract is a complex investment and involves risks. You may lose money, including your principal investment and previously credited earnings.
The Statutory Prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find this Statutory Prospectus and other information about the Contract online at https://www.allianzlife.com/new-york/annuities/prospectuses. You can also obtain this information at no cost by calling (800) 624-0197 or by sending an email request to prospectus.request@allianzlife.com.
This prospectus describes two different versions of the Contract. “Version A” Contracts were issued on or prior to April 29, 2011. “Version B” Contracts were issued from May 2, 2011 through April 26, 2013. Version A Contracts and Version B Contracts were offered with different optional benefits. This prospectus also describes the four different Contract classes that we offered for Version A Contracts and Version B Contracts: “Base Option,” “Bonus Option,” “Short Withdrawal Charge Option,” and “No Withdrawal Charge Option.” If you did not elect the Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option when you purchased the Contract, you have a Base Option Contract. The classes have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
This Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties.
All obligations and guarantees under the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength.
The Securities & Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at https://www.investor.gov.
Dated: May 1, 2026

VisionTM New York Variable Annuity Prospectus – May 1, 2026

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
NOTE: Cross references in this Updating Summary Prospectus are to the sections of the Statutory Prospectus where you can find more detailed information.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Base Option – if you did not elect the Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option when you purchased the Contract, you have a Base Option Contract.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector or under the Lifetime Benefits.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector or the Lifetime Benefits,  or Income Focus Payments under Income Focus.
Bonus Option – a Contract class that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81. A Bonus Option Contract has a higher mortality and expense risk (M&E) charge and a higher and longer withdrawal charge schedule compared to other Contract classes. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge, and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. The Contract Value includes any applicable bonus.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Fund(s) – the underlying fund in which an Investment Option invests.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates. The earliest available Income Date is 13 months after the Issue Date, and the latest possible Income Date can occur as late as age 100.
Income Focus – an optional benefit that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Protector – an optional benefit that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 65 for Income Protector (08.09), or age 60 for all other versions of Income Protector.
Investment Options – the subaccounts of the Separate Account and the variable investment options available under the Contract. Each Investment Option invests exclusively in the shares of its corresponding underlying Fund.
Investment Protector – an optional benefit that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Maximum Anniversary Death Benefit – an optional benefit that has an additional M&E charge and was intended to provide an increased death benefit. The benefit version 2 and version 3 also required selection of an Additional Required Benefit.
Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefits.
Non-Qualified Contract – a Contract that is not a Qualified Contract.
No Withdrawal Charge Option – a Contract class that has a higher M&E charge, but no withdrawal charges.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract that qualifies for special tax treatment under sections of the Internal Revenue Code (Code).
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base and the Quarterly Value Death Benefit.
Quarterly Value Death Benefit – an optional benefit that has an additional M&E charge and was intended to provide an increased death benefit.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Short Withdrawal Charge Option – A Contract class that has a higher M&E charge, but a shortened withdrawal charge period of four years.
Traditional Death Benefit – the standard death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Statutory Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no material changes to your Contract’s features since the date of your most recent Statutory Prospectus.

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract may be subject to withdrawal charges that differ depending on the
Contract class you have (Base Option, Bonus Option, Short Withdrawal Charge Option, or
No Withdrawal Charge Option).

• Base Option. If you withdraw money from the Contract within 7 years of your last
Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• Bonus Option. If you withdraw money from the Contract within 9 years of your last
Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• Short Withdrawal Charge Option. If you withdraw money from the Contract within 4 years of your last Purchase Payment, you will be assessed a withdrawal charge of up to
8.5% of the Purchase Payment withdrawn, declining to 0% over that time period.
• No Withdrawal Charge Option. No withdrawal charge.

For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,500 if you have a Base Option, Bonus Option, or Short Withdrawal Charge Option Contract. No withdrawal charges would apply to a No
Withdrawal Charge Option Contract. The potential for loss on an early withdrawal could be greater due to taxes or tax penalties.
				Fee Tables 6. Expenses – Withdrawal Charge
Are There Transaction Charges?
Yes, in addition to withdrawal charges (if any), you may also be charged for other Contract transactions. We will charge you a fee of $25 per transfer after you exceed 12 transfers between Investment Options (the variable investments available to you) in a Contract Year.
				Fee Tables 6. Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any adviser fees paid to an investment adviser from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract class)	1.41%	1.91%
	Investment Options(2) (Fund fees and expenses)	0.50%	3.38%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	0.30%(3)	2.75%(4)
	(1) As a percentage of each Investment Option’s average net assets, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of a Fund’s average daily net assets.
	(3) As a percentage of each Investment Option’s average net assets. This is the lowest current charge for an optional benefit (the Maximum Anniversary Death Benefit or Quarterly Value Death Benefit).
	(4) As a percentage of the Benefit Base. This is the highest current charge for an optional benefit (Income Protector – joint payments).

VisionTM New York Variable Annuity Prospectus – May 1, 2026

	FEES, EXPENSES, AND ADJUSTMENTS		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,748	Highest Annual Cost $6,995

Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
classes and Fund fees and expenses
●No optional benefits
●No bonuses
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
classes, optional benefits, and Fund fees
and expenses
●No bonuses
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing In the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• If you take a full or partial withdrawal within seven years after we receive a Purchase
Payment if you have the Base Option Contract (or within nine years for a Bonus Option
Contract, or within four years for a Short Withdrawal Charge Option Contract), withdrawal charges will apply. Withdrawal charges do not apply to a No Withdrawal Charge Option
Contract. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals under any Contract may reduce or end Contract guarantees.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Considering the benefits of tax deferral, long-term income, and living benefit guarantees the Contract is generally more beneficial to investors with a long investment time horizon.
Principal Risks of Investing In the Contract 5. Valuing Your Contract 6. Expenses
What Are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the
Contract.
• Each Investment Option has its own unique risks.
• You should review each Fund's prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risks of Investing In the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about
Allianz Life of New York, including our financial strength ratings, is available upon request by visiting https://www.allianzlife.com/new-york/about/why-allianz-life-of-ny, or contacting us at (800) 624-0197.
Principal Risks of Investing In the Contract

VisionTM New York Variable Annuity Prospectus – May 1, 2026

	RESTRICTIONS	Prospectus Location
Are There Restrictions on the Investment Options?
Yes, there are limits on the Investment Options.
• Certain Investment Options may not be available under your Contract.
• We currently allow you to invest in no more than 15 Investment Options at any one time.
We may change this maximum in the future, but it will not be less than 5 Investment
Options.
• The first 12 transfers between Investment Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the
Investment Options are also subject to policies designed to deter excessively frequent transfers and market timing. The minimum transfer is $1,000, or the entire Investment
Option amount if less. These transfer restrictions do not apply to the Contract's automatic transfer programs.
• We reserve the right to remove or substitute the Fund in which an Investment Option invests.
• We do not accept additional Purchase Payments:
– if you have Investment Protector or a 403(b) Contract,
– on or after the Benefit Date if you have Income Protector, Income Focus, or a Lifetime
Benefit, or
– on or after the Income Date if you take a Full Annuitization.
• We also restrict additional Purchase Payments during the Accumulation Phase if you have Income Protector or Income Focus. Each Rider Year, you cannot add more than your initial amount (i.e., the total of all Purchase Payments received before the first
Quarterly Contract Anniversary of the first Contract Year) without our prior approval.

Overview of the
Contract

Principal Risks of
Investing In the
Contract

3. Purchase
Payments –
Purchase
Payment
Requirements

4. The Investment
Options'
Underlying Funds

5. Valuing Your
Contract

Appendix A –
Investment
Options Available
Under the
Contract

Are There any Restrictions on Contract Benefits?
Yes, there are restrictions on Contract benefits.
• Optional benefits may further limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future.
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could end the benefit. Withdrawals that reduce both the Contract Value and the guaranteed value (either the Traditional Death Benefit Value if you have the
Traditional Death Benefit, the Maximum Anniversary Value if you have the Maximum
Anniversary Death Benefit, or the Quarterly Anniversary Value if you have the Quarterly
Value Death Benefit) to zero will end your selected death benefit.
• For Bonus Option Contracts bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts are not considered part of
Purchase Payments when calculating benefits.
• The deduction of financial adviser fees is in addition to this Contract's fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, will reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values proportionately by the percentage of Contract Value withdrawn (perhaps significantly and by more than the amount withdrawn).
9. Benefits Available Under the Contract 12. Death Benefit Appendix B – Investment Restrictions for Optional Benefits

VisionTM New York Variable Annuity Prospectus – May 1, 2026

	TAXES	Prospectus Location
What Are the Contract’s Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan, 403(b), as an individual retirement annuity, or through a custodial individual retirement account, you do not get any additional tax benefit under the Contract.
• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
13. Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
6. Expenses – Commissions Paid to Dealers
Should I Exchange My Contract?
Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives.
However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own.
You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing
Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
14. Other Information – Distribution

VisionTM New York Variable Annuity Prospectus – May 1, 2026

Appendix A – Investment Options Available Under the Contract
The following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds’ prospectuses, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com. Depending on the optional benefits you chose, you may not be able to invest in certain Investment Options. See Appendix B - Investment Restrictions for Optional Benefits.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Long-term capital appreciation with preservation of capital as an important consideration	AZL® Balanced Index Strategy Fund Adviser: Allianz Investment Management LLC	0.71%	13.34%	5.37%	6.88%
Long-term capital appreciation	AZL® DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.87%	15.03%	7.44%	7.91%
Exceed total return of the Bloomberg Capital U.S. Aggregate Bond Index	AZL® Enhanced Bond Index Fund Adviser: Allianz Investment Management LLC Subadviser: BlackRock Financial Management, Inc.	0.66%	6.86%	-0.72%	1.65%
High level of current income while maintaining prospects for capital appreciation	AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.71%	11.22%	6.11%	7.58%
High level of current income	AZL® Fidelity Institutional Asset Management® Total Bond Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.91%	7.64%	0.31%	2.85%
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.65%	3.70%	2.62%	1.57%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.70%	30.72%	8.32%	7.67%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.60%	6.90%	8.48%	10.22%
Long-term capital appreciation	AZL® Moderate Index Strategy Fund(1) Adviser: Allianz Investment Management LLC	0.68%	14.69%	6.55%	8.02%
Seeks to match the performance of the MSCI World Index as closely as possible	AZL® MSCI Global Equity Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.68%	20.77%	11.77%	10.93%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.73%	10.70%	4.85%	5.95%
Long-term capital appreciation	AZL® MVP DFA Multi-Strategy Fund(1,2) Adviser: Allianz Investment Management LLC	0.87%	12.05%	6.85%	6.78%
High level of current income while maintaining prospects for capital appreciation	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.83%	7.91%	5.26%	5.83%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Global Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.79%	10.79%	4.59%	5.47%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.69%	11.80%	7.67%	7.78%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Long-term capital appreciation	AZL® MVP Moderate Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.73%	11.26%	5.93%	6.65%
Long term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(2) Adviser: Allianz Investment Management LLC	0.88%	8.39%	7.78%	8.71%
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	17.79%	14.74%	17.47%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	15.11%	10.73%	9.86%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.50%	17.33%	13.87%	14.25%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.61%	5.46%	6.66%	9.20%
Long-term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® T. Rowe Price Capital Appreciation Fund(1) Adviser: Allianz Investment Management LLC Subadviser: T. Rowe Price Associates, Inc./T. Rowe Price Investment Management, Inc.	1.00%	11.50%	9.01%	10.85%
Long-term growth of capital	Davis VA Financial Portfolio(1,3) Adviser: Davis Selected Advisers, L.P.	0.75%	29.12%	18.15%	12.94%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Income	Franklin U.S. Government Securities VIP Fund – Class 2(1,3) Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Maximize total return	LVIP JPMorgan Core Bond Fund – Service Class(1) Adviser: Lincoln Investment Advisors Corporation Subadviser: J.P. Morgan Investment Management, Inc.	0.71%	7.15%	N/A	N/A
Total return with an emphasis on current income, but also considering capital appreciation	MFS Total Return Bond Series – Service Class(1) Adviser: Massachusetts Financial Services Company	0.78%	6.94%	-0.09%	2.38%
Total return which exceeds that of its benchmark	PIMCO Balanced Allocation Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	0.86%	16.22%	6.28%	7.15%
Maximum real return consistent with prudent investment management	PIMCO CommodityRealReturn® Strategy Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	3.19%	18.79%	10.55%	6.54%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Emerging Markets Bond Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	1.17%	15.01%	2.45%	5.08%
Total return which exceeds that of its benchmark	PIMCO Global Core Bond (Hedged) Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	1.13%	6.73%	0.78%	3.16%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO High Yield Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	0.81%	8.97%	3.98%	5.59%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Long-Term U.S. Government Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	2.48%	6.31%	-6.79%	-0.36%

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	1.39%	7.87%	1.22%	3.20%
Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	PIMCO StocksPLUS® Global Portfolio – Advisor Class(1) Adviser: Pacific Investment Management Company LLC	0.93%	24.25%	10.89%	11.08%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.73%	8.90%	0.02%	2.36%
High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund – Class 2(1,3) Adviser: Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
(1)
This Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
(2)
This Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see Principal Risks of Investing in the Contract – Managed Volatility Investment Option Risk, or refer to the Fund’s prospectus.
(3)
This Investment Option is only available to Contracts issued before October 16, 2017.
EDGAR Contract ID No.: C000098187/C000051278
VNY-146-USP

VisionTM New York Variable Annuity Prospectus – May 1, 2026
Appendix A